Condensed consolidated balance sheet - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Intangible assets
Goodwill	$ 1.7	$ 1.8	$ 1.9
Other intangible assets	1.7	1.9	0.5
Total intangible assets	3.4	3.7	2.4
Tangible fixed assets
Land and buildings	5.9	3.8	3.1
Vessels and capitalized dry-docking	2,110.5	1,855.9	1,876.2
Prepayments on vessels	3.8
Other plant and operating equipment	4.3	5.6	6.7
Total tangible fixed assets	2,124.5	1,865.3	1,886.0
Financial assets
Investments in joint ventures	0.1	0.1	0.1
Loan receivables	4.6	4.6	4.6
Deferred tax asset	0.4	0.6	0.6
Other investments		0.2	0.2
Total financial assets	5.1	5.5	5.5
Total non-current assets	2,133.0	1,874.5	1,893.9
Current Assets
Inventories	70.6	72.0	72.4
Trade receivables	203.7	259.5	247.7
Other receivables	89.3	74.0	78.7
Prepayments	13.0	10.4	13.9
Cash and cash equivalents incl. restricted cash	270.7	323.8	238.5
Current assets, excl. assets held-for-sale	647.3	739.7	651.2
Assets held-for-sale	27.8
Total current assets	675.1	739.7	651.2
Total Assets	2,808.1	2,614.2	2,545.1
Equity
Common shares	0.8	0.8	0.8
Share premium	222.0	167.5	166.4
Treasury shares	(4.2)	(4.2)	(4.2)
Hedging reserves	35.7	39.9	51.1
Translation reserves	(0.7)	(0.5)	(0.7)
Retained profit	1,313.6	1,297.8	1,187.6
Equity attributable to TORM plc shareholders	1,567.2	1,501.3	1,401.0
Non-controlling interests	1.9	2.4	2.4
Total equity	1,569.1	1,503.7	1,403.4
Non-current Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	7.5	6.1	0.1
Borrowings	893.8	849.8	880.3
Other non-current liabilities	3.0	3.0	3.0
Total non-current liabilities	949.5	904.1	928.6
Current Liabilities
Borrowings	194.2	117.1	115.2
Trade payables	45.6	48.5	40.8
Current tax liabilities	1.6	2.0	1.5
Other liabilities	39.3	31.1	45.3
Provisions	6.9	6.8	6.5
Deferred income	1.9	0.9	3.8
Total current liabilities	289.5	206.4	213.1
Total liabilities	1,239.0	1,110.5	1,141.7
Total Equity and Liabilities	$ 2,808.1	$ 2,614.2	$ 2,545.1